Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Memoranda of Agreement for the Sale of 12 Container Vessels(Table)

Name of Vessel	Type	Twenty-foot Equivalent Unit (“TEU”)	Memorandum of Agreement Date	Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025

Discontinued Operations - Operating Results of the Discontinued Operations (Table)

	For the six-month periods ended June 30,
	2025	2024
Revenues	$2,482	$43,913
Expenses / (income), net:
Voyage expenses	35	988
Vessel operating expenses	1,065	11,121
Vessel operating expenses - related party	90	1,635
Vessel depreciation and amortization	—	8,765
Gain on sale of vessels	(46,213)	(31,602)
Operating income, net	47,505	53,006
Other income / (expense), net:
Interest expense and finance cost (including $152 to related party, for the six-month period ended June 30, 2024)	(1)	(2,977)
Other income, net	242	126
Total other income / (expense), net	241	(2,851)
Net income from discontinued operations	$47,746	$50,155

Discontinued Operations - Balance Sheet Information from Discontinued Operations (Table)

	As of June 30, 2025	As of December 31, 2024
Cash and cash equivalents	$4	$38
Trade accounts receivable, net	770	636
Prepayments and other assets	480	907
Claims	49	49
Assets held for sale	—	71,720
Total current assets of discontinued operations	1,303	73,350
Trade accounts payable	9,741	3,026
Accrued liabilities	7,013	12,443
Deferred revenue	—	903
Total current liabilities of discontinued operations	$16,754	$16,372

Discontinued Operations - Gain on Sale of Vessels(Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Hyundai Privilege	60,650	(35,646)	(1,825)	23,179
M/V Hyundai Platinum	60,650	(35,791)	(1,825)	23,034
Total	$121,300	$(71,437)	$(3,650)	$46,213